Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BANK LOANS — 7.4%
$410,850	Alterra Mountain Co. 5.500% (1-Month USD Libor+450 basis points), 8/1/2026[1,2,3]	$412,904
620,000	American Airlines, Inc. 5.500% (1-Month USD Libor+475 basis points), 3/24/2028[1,2,3,4,5]	635,987
1,389,500	Aristocrat International Pty Ltd. 4.750% (1-Month USD Libor+375 basis points), 10/19/2024[1,2,3,6]	1,396,885
1,252,852	Ascend Learning LLC 4.000% (3-Month USD Libor+300 basis points), 7/12/2024[1,2,3]	1,249,720
745,925	Astoria Energy LLC 4.500% (1-Month USD Libor+350 basis points), 12/10/2027[1,2,3]	747,656
	Asurion LLC
1,244,080	3.109% (1-Month USD Libor+300 basis points), 11/3/2023[1,2,3]	1,241,623
1,491,465	3.359% (1-Month USD Libor+325 basis points), 12/23/2026[1,2,3]	1,483,881
1,000,000	Avaya, Inc. 4.356% (1-Month USD Libor+425 basis points), 12/15/2027[1,2,3]	1,002,110
1,243,718	Berry Global, Inc. 1.898% (1-Month USD Libor+175 basis points), 7/1/2026[1,2,3]	1,235,553
1,487,612	Boyd Gaming Corp. 2.336% (3-Month USD Libor+225 basis points), 9/15/2023[1,2,3]	1,486,452
748,125	Canada Goose, Inc. 5.000% (1-Month USD Libor+425 basis points), 10/7/2027[1,2,3,6]	749,838
1,745,603	Cardtronics USA, Inc. 5.000% (1-Month USD Libor+400 basis points), 6/29/2027[1,2,3]	1,747,785
891,173	Carroll County Energy LLC 3.500% (3-Month USD Libor+350 basis points), 2/15/2026[1,3,4,5]	890,798
1,099,470	Change Healthcare Holdings LLC 3.500% (1-Month USD Libor+250 basis points), 3/1/2024[1,2,3]	1,099,530
448,039	Charter Communications Operating LLC 1.610% (3-Month USD Libor+150 basis points), 3/31/2023[1,3]	447,479
3,500,000	Citadel Securities LP 2.609% (1-Month USD Libor+250 basis points), 2/2/2028[1,2,3]	3,467,905
992,481	Delek U.S. Holdings, Inc. 6.500% (1-Month USD Libor+550 basis points), 3/30/2025[1,2,3]	1,001,369
1,462,552	EFS Cogen Holdings I LLC 4.500% (1-Month USD Libor+350 basis points), 10/1/2027[1,2,3]	1,459,298
969,103	Ensemble RCM LLC 3.962% (3-Month USD Libor+375 basis points), 8/1/2026[1,2,3]	968,875
748,125	Exgen Renewables LLC 3.750% (1-Month USD Libor+275 basis points), 12/11/2027[1,2,3]	749,995
1,371,563	Gainwell Acquisition Corp. 4.750% (1-Month USD Libor+400 basis points), 10/1/2027[1,2,3]	1,368,134
1,225,483	Gates Global LLC 3.500% (1-Month USD Libor+275 basis points), 3/31/2027[1,2,3]	1,223,786

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$850,000	Gemini HDPE LLC 3.500% (1-Month USD Libor+300 basis points), 12/31/2027[1,2,3]	$847,348
1,496,250	Great Outdoors Group LLC 5.000% (1-Month USD Libor+425 basis points), 3/5/2028[1,2,3]	1,500,552
3,367	Harbor Freight Tools USA, Inc. 3.750% (1-Month USD Libor+325 basis points), 10/19/2027[1,2,3]	3,367
1,500,000	Hilton Worldwide Finance LLC 1.859% (3-Month USD Libor+175 basis points), 6/21/2026[1,2,3]	1,488,435
1,136,925	Informatica LLC 3.250% (1-Month USD Libor+325 basis points), 2/14/2027[1,2,3,4,5]	1,130,104
1,319,162	Inmar, Inc. 5.000% (3-Month USD Libor+400 basis points), 5/1/2024[1,2,3]	1,307,349
521,302	Invenergy Thermal Operating I LLC 3.109% (1-Month USD Libor+300 basis points), 8/28/2025[1,2,3]	518,044
997,500	Jane Street Group LLC 2.865% (1-Month USD Libor+275 basis points), 1/26/2028[1,2,3]	989,395
1,396,500	LogMeIn, Inc. 4.854% (1-Month USD Libor+475 basis points), 8/31/2027[1,2,3]	1,394,538
1,277,591	McAfee LLC 3.865% (3-Month USD Libor+375 basis points), 9/29/2024[1,2,3]	1,279,431
1,492,500	Michaels Stores, Inc. 4.250% (1-Month USD Libor+350 basis points), 10/1/2027[1,2,3]	1,494,179
	National Mentor Holdings, Inc.
874,636	4.500% (1-Month USD Libor+375 basis points), 3/2/2028[1,2,3]	870,372
96,210	4.500% (1-Month USD Libor+375 basis points), 3/2/2028[1,2,3,4,5]	95,741
29,155	4.500% (1-Month USD Libor+375 basis points), 3/2/2028[1,2,3]	29,012
1,492,443	Nexus Buyer LLC 3.861% (1-Month USD Libor+375 basis points), 11/8/2026[1,2,3]	1,487,473
830,794	NFP Corp. 3.359% (1-Month USD Libor+325 basis points), 2/13/2027[1,3]	819,695
859,125	Option Care Health, Inc. 3.859% (1-Month USD Libor+450 basis points), 8/6/2026[1,2,3]	856,844
994,755	Oregon Clean Energy LLC 4.750% (3-Month USD Libor+375 basis points), 3/1/2026[1,2,3]	979,833
1,500,000	PCI Gaming Authority 2.500% (1-Month USD Libor+250 basis points), 5/31/2026[1,2,3,4,5]	1,492,500
1,250,000	Playtika Holding Corp. 2.750% (1-Month USD Libor+275 basis points), 3/11/2028[1,2,3,4,5]	1,244,531
1,500,000	PODS LLC 3.750% (1-Month USD Libor+300 basis points), 3/19/2028[1,2,3,4,5]	1,494,562
1,500,000	Quikrete Holdings, Inc. 4.103% (1-Month USD Libor+250 basis points), 1/31/2027[1,2,3,4,5]	1,492,500

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$339,315	Sabert Corp. 5.500% (1-Month USD Libor+450 basis points), 12/10/2026[1,2,3]	$340,164
1,215,128	Select Medical Corp. 2.360% (3-Month USD Libor+250 basis points), 3/6/2025[1,2,3]	1,210,608
745,000	SkyMiles IP Ltd. 4.750% (3-Month USD Libor+375 basis points), 10/20/2027[1,2,3,6]	783,368
1,496,250	Sophia LP 3.953% (1-Month USD Libor+375 basis points), 10/7/2027[1,2,3]	1,497,656
997,475	Summer BC Holdco B SARL 5.000% (1-Month USD Libor+500 basis points), 12/4/2026[1,2,3,4,5,6]	995,400
1,492,481	TIBCO Software, Inc. 3.860% (1-Month USD Libor+375 basis points), 7/3/2026[1,2,3]	1,476,624
1,496,250	Tosca Services LLC 4.250% (1-Month USD Libor+350 basis points), 8/18/2027[1,2,3]	1,499,991
290,449	Travelport Finance Luxembourg Sarl 5.203% (3-Month USD Libor+500 basis points), 5/30/2026[1,2,3,6]	237,215
1,000,000	U.S. Foods, Inc. 1.750% (1-Month USD Libor+175 basis points), 6/27/2023[1,2,3,4,5]	988,130
1,750,000	WEX, Inc. 2.250% (1-Month USD Libor+225 basis points), 3/19/2028[1,2,3,4,5]	1,746,719
750,000	Ziggo Financing Partnership 2.606% (1-Month USD Libor+250 basis points), 4/30/2028[1,2,3]	743,509
	Total Bank Loans
	(Cost $59,949,553)	60,402,752
	BONDS — 82.6%
	ASSET-BACKED SECURITIES — 43.3%
1,625,000	Allegany Park CLO Ltd. Series 2019-1A, Class D, 3.924% (3-Month USD Libor+370 basis points), 1/20/2033[2,3,7]	1,635,614
	Ally Auto Receivables Trust
942,579	Series 2019-4, Class A2, 1.930%, 10/17/2022[2]	943,610
28,375	Series 2019-3, Class A2, 2.060%, 10/17/2022[2]	28,395
4,120,704	Series 2019-1, Class A3, 2.910%, 9/15/2023[2]	4,178,196
750,000	Anchorage Capital CLO Ltd. Series 2020-15A, Class E, 7.724% (3-Month USD Libor+750 basis points), 7/20/2031[2,3,7]	755,470
1,000,000	Annisa CLO Ltd. Series 2016-2A, Class DR, 3.224% (3-Month USD Libor+300 basis points), 7/20/2031[2,3,7]	983,763
	Apidos CLO
1,250,000	Series 2015-21A, Class DR, 5.423% (3-Month USD Libor+520 basis points), 7/18/2027[2,3,7]	1,181,038

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$750,000	Series 2017-26A, Class C, 3.923% (3-Month USD Libor+370 basis points), 7/18/2029[2,3,7]	$751,864
750,000	Series 2013-12A, Class ER, 5.641% (3-Month USD Libor+540 basis points), 4/15/2031[2,3,7]	692,454
1,000,000	Series 2015-22A, Class ER, 8.874% (3-Month USD Libor+865 basis points), 4/20/2031[2,3,7]	934,997
250,000	Series 2019-32A, Class E, 6.974% (3-Month USD Libor+675 basis points), 1/20/2033[2,3,7]	248,890
1,000,000	Ares CLO Ltd. Series 2020-56A, Class D2, 5.214% (3-Month USD Libor+500 basis points), 10/25/2031[2,3,7]	1,005,967
3,000,000	ARES CLO Ltd. Series 2018-47A, Class D, 2.941% (3-Month USD Libor+270 basis points), 4/15/2030[2,3,7]	2,943,385
2,000,000	ASSURANT CLO Ltd. Series 2019-5A, Class E, 7.581% (3-Month USD Libor+734 basis points), 1/15/2033[2,3,7]	2,004,800
	Ballyrock CLO Ltd.
1,450,000	Series 2020-2A, Class C, 3.979% (3-Month USD Libor+377 basis points), 10/20/2031[2,3,7]	1,453,013
1,000,000	Series 2019-1A, Class D, 7.041% (3-Month USD Libor+680 basis points), 7/15/2032[2,3,7]	1,002,207
	Bardot CLO Ltd.
750,000	Series 2019-2A, Class D, 4.022% (3-Month USD Libor+380 basis points), 10/22/2032[2,3,7]	751,335
1,000,000	Series 2019-2A, Class E, 7.172% (3-Month USD Libor+695 basis points), 10/22/2032[2,3,7]	1,010,645
	Barings CLO Ltd.
2,000,000	Series 2013-IA, Class DR, 2.774% (3-Month USD Libor+255 basis points), 1/20/2028[2,3,7]	1,977,290
1,000,000	Series 2017-1A, Class E, 6.223% (3-Month USD Libor+600 basis points), 7/18/2029[2,3,7]	981,237
1,000,000	Series 2018-2A, Class C, 2.941% (3-Month USD Libor+270 basis points), 4/15/2030[2,3,7]	981,458
1,000,000	Series 2019-1A, Class E, 6.921% (3-Month USD Libor+668 basis points), 4/15/2031[2,3,7]	997,654
2,750,000	Series 2019-3A, Class E, 7.004% (3-Month USD Libor+678 basis points), 4/20/2031[2,3,7]	2,734,593
2,000,000	Series 2020-4A, Class D1, 3.924% (3-Month USD Libor+370 basis points), 1/20/2032[2,3,7]	2,015,967
1,000,000	Barings Euro CLO Series 2020-1A, Class E, 6.900% (3-Month EUR Libor+690 basis points), 4/21/2033[2,3,7]	1,179,074

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Battalion CLO Ltd.
$3,500,000	Series 2020-18A, Class A1, 2.041% (3-Month USD Libor+180 basis points), 10/15/2032[2,3,7]	$3,512,801
500,000	Series 2020-15A, Class A1, 1.573% (3-Month USD Libor+135 basis points), 1/17/2033[2,3,7]	501,530
1,750,000	Series 2016-10A, Class A1R2, 1.293% (3-Month USD Libor+117 basis points), 1/25/2035[2,3,7]	1,753,597
2,000,000	Series 2016-10A, Class CR2, 3.573% (3-Month USD Libor+345 basis points), 1/25/2035[2,3,7]	2,004,430
77,953	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 3.488%, 7/25/2034[2,8]	75,048
	Benefit Street Partners CLO Ltd.
500,000	Series 2018-5BA, Class C, 3.154% (3-Month USD Libor+293 basis points), 4/20/2031[2,3,7]	475,161
500,000	Series 2018-14A, Class E, 5.574% (3-Month USD Libor+535 basis points), 4/20/2031[2,3,7]	461,606
500,000	Series 2018-5BA, Class D, 6.174% (3-Month USD Libor+595 basis points), 4/20/2031[2,3,7]	462,204
2,162,265	BlueMountain CLO Ltd. Series 2015-2A, Class A1R, 1.153% (3-Month USD Libor+93 basis points), 7/18/2027[2,3,7]	2,162,156
1,069,922	BMW Vehicle Owner Trust Series 2020-A, Class A2, 0.390%, 2/27/2023[2]	1,070,649
625,000	Burnham Park Clo Ltd. Series 2016-1A, Class AR, 1.374% (3-Month USD Libor+115 basis points), 10/20/2029[2,3,7]	626,624
575,317	Canadian Pacer Auto Receivables Trust Series 2020-1A, Class A2A, 1.770%, 11/21/2022[2,7]	577,826
2,200,000	Canyon Capital CLO Ltd. Series 2014-2A, Class CR, 2.741% (3-Month USD Libor+250 basis points), 4/15/2029[2,3,7]	2,201,764
800,000	Canyon CLO Ltd. Series 2020-1A, Class E, 5.241% (3-Month USD Libor+500 basis points), 7/15/2028[2,3,7]	799,929
	Capital One Prime Auto Receivables Trust
345,515	Series 2019-2, Class A2, 2.060%, 9/15/2022[2]	345,954
1,000,000	Series 2020-1, Class A3, 1.600%, 11/15/2024[2]	1,016,210
1,000,000	Carlyle Global Market Strategies CLO Ltd. Series 2015-2A, Class CR, 2.463% (3-Month USD Libor+225 basis points), 4/27/2027[2,3,7]	993,466
	CarMax Auto Owner Trust
952,921	Series 2020-4, Class A1, 0.242%, 10/15/2021[2]	952,939

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,351,055	Series 2020-2, Class A2A, 1.750%, 1/17/2023[2]	$2,358,860
3,644,280	Series 2020-1, Class A2, 1.870%, 4/17/2023[2]	3,664,400
5,500,000	Series 2020-4, Class A2, 0.310%, 1/16/2024[2]	5,501,925
485,946	Carvana Auto Receivables Trust Series 2019-3A, Class A3, 2.340%, 6/15/2023[2,7]	487,625
8,500,000	Cedar Funding VI CLO Ltd. Series 2016-6A, Class AR, 1.314% (3-Month USD Libor+109 basis points), 10/20/2028[2,3,7]	8,502,110
1,791,380	Chase Home Lending Mortgage Trust Series 2019-ATR2, Class A11, 1.009% (1-Month USD Libor+90 basis points), 7/25/2049[2,3,7]	1,801,019
1,400,000	CIFC European Funding CLO Series 3X, Class D, 3.600% (3-Month EUR Libor+360 basis points), 1/15/2034[2,3]	1,654,003
	CIFC Funding Ltd.
2,000,000	Series 2015-3A, Class AR, 1.093% (3-Month USD Libor+87 basis points), 4/19/2029[2,3,7]	1,999,207
3,600,000	Series 2019-2A, Class D, 3.823% (3-Month USD Libor+360 basis points), 4/17/2030[2,3,7]	3,603,531
1,250,000	Series 2014-4RA, Class A1A, 1.353% (3-Month USD Libor+113 basis points), 10/17/2030[2,3,7]	1,250,849
756,000	Series 2018-1A, Class B, 1.623% (3-Month USD Libor+140 basis points), 4/18/2031[2,3,7]	756,906
3,500,000	Series 2013-3RA, Class A1, 1.198% (3-Month USD Libor+98 basis points), 4/24/2031[2,3,7]	3,501,312
500,000	Series 2019-5A, Class D, 7.081% (3-Month USD Libor+684 basis points), 10/15/2032[2,3,7]	502,278
	Citigroup Mortgage Loan Trust
640,963	Series 2019-IMC1, Class A1, 2.720%, 7/25/2049[2,7,8]	653,782
382,516	Series 2019-IMC1, Class A3, 3.030%, 7/25/2049[2,7,8]	389,448
715,267	CNH Equipment Trust Series 2020-A, Class A2, 1.080%, 7/17/2023[2]	717,149
1,250,000	Cook Park CLO Ltd. Series 2018-1A, Class E, 5.623% (3-Month USD Libor+540 basis points), 4/17/2030[2,3,7]	1,180,531
1,500,000	Cumberland Park CLO Ltd. Series 2015-2A, Class ER, 5.874% (3-Month USD Libor+565 basis points), 7/20/2028[2,3,7]	1,476,948
1,000,000	CVC Cordatus Loan Fund Series 12X, Class D, 3.200% (3-Month EUR Libor+320 basis points), 1/23/2032[2,3]	1,155,887

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,500,000	Dartry Park CLO DAC Series 1X, Class CRR, 3.350% (3-Month EUR Libor+335 basis points), 1/28/2034[2,3]	$2,904,997
2,221,345	Dell Equipment Finance Trust Series 2020-2, Class A1, 0.315%, 9/22/2021[2,7]	2,221,576
782,392	DLL LLC Series 2019-DA1, Class A3, 2.890%, 4/20/2023[2,7]	791,813
	Dryden CLO Ltd.
250,000	Series 2018-64A, Class F, 7.373% (3-Month USD Libor+715 basis points), 4/18/2031[2,3,7]	218,570
1,000,000	Series 2018-57A, Class D, 2.744% (3-Month USD Libor+255 basis points), 5/15/2031[2,3,7]	973,817
1,550,000	Series 2019-72A, Class D, 3.894% (3-Month USD Libor+370 basis points), 5/15/2032[2,3,7]	1,551,901
2,800,000	Series 2019-68A, Class A, 1.551% (3-Month USD Libor+131 basis points), 7/15/2032[2,3,7]	2,804,300
1,000,000	Series 2020-85A, Class E, 7.963% (3-Month USD Libor+775 basis points), 10/15/2032[2,3,7]	1,013,084
	Dryden Senior Loan Fund
1,000,000	Series 2012-25A, Class BRR, 1.591% (3-Month USD Libor+135 basis points), 10/15/2027[2,3,7]	1,000,034
1,505,000	Series 2012-25A, Class DRR, 3.241% (3-Month USD Libor+300 basis points), 10/15/2027[2,3,7]	1,475,883
500,000	Series 2017-54A, Class E, 6.423% (3-Month USD Libor+620 basis points), 10/19/2029[2,3,7]	482,343
1,000,000	Series 2016-45A, Class DR, 3.391% (3-Month USD Libor+315 basis points), 10/15/2030[2,3,7]	1,001,150
	Eaton Vance CLO Ltd.
1,500,000	Series 2015-1A, Class DR, 2.724% (3-Month USD Libor+250 basis points), 1/20/2030[2,3,7]	1,462,673
250,000	Series 2014-1RA, Class E, 5.941% (3-Month USD Libor+570 basis points), 7/15/2030[2,3,7]	234,696
1,000,000	Series 2018-1A, Class D, 3.441% (3-Month USD Libor+320 basis points), 10/15/2030[2,3,7]	992,522
1,500,000	Series 2019-1A, Class E, 6.991% (3-Month USD Libor+675 basis points), 4/15/2031[2,3,7]	1,503,954
1,000,000	Series 2020-2A, Class D, 4.290% (3-Month USD Libor+410 basis points), 10/15/2032[2,3,7]	1,009,733
1,000,000	Series 2020-2A, Class E, 7.510% (3-Month USD Libor+732 basis points), 10/15/2032[2,3,7]	1,014,009
1,250,000	Series 2013-1A, Class D3R, 6.960% (3-Month USD Libor+680 basis points), 1/15/2034[2,3,7]	1,252,311

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,250,000	Elmwood CLO Ltd. Series 2020-4A, Class D, 3.749% (3-Month USD Libor+360 basis points), 1/17/2034[2,3,7]	$1,255,920
	Flatiron CLO Ltd.
2,000,000	Series 2020-1A, Class D, 4.038% (3-Month USD Libor+379 basis points), 11/20/2033[2,3,7]	2,019,138
1,500,000	Series 2020-1A, Class E, 8.098% (3-Month USD Libor+785 basis points), 11/20/2033[2,3,7]	1,527,788
3,500,000	Ford Credit Auto Lease Trust Series 2019-A, Class A4, 2.980%, 6/15/2022[2]	3,521,042
771,146	Ford Credit Auto Owner Trust Series 2020-A, Class A2, 1.030%, 10/15/2022[2]	772,742
	Galaxy CLO Ltd.
2,925,000	Series 2017-23A, Class AR, 1.052% (3-Month USD Libor+87 basis points), 4/24/2029[2,3,7]	2,925,482
3,250,000	Series 2015-19A, Class A1RR, 1.149% (3-Month USD Libor+95 basis points), 7/24/2030[2,3,7,9]	3,250,000
	GM Financial Automobile Leasing Trust
851,582	Series 2020-1, Class A2A, 1.670%, 4/20/2022[2]	854,075
845,697	Series 2019-3, Class A3, 2.030%, 6/20/2022[2]	849,546
2,925,937	Series 2020-2, Class A2A, 0.710%, 10/20/2022[2]	2,932,649
	GM Financial Consumer Automobile Receivables Trust
323,173	Series 2019-4, Class A2A, 1.840%, 11/16/2022[2]	323,896
864,888	Series 2020-1, Class A2, 1.830%, 1/17/2023[2]	866,756
524,831	Series 2020-2, Class A2A, 1.500%, 3/16/2023[2]	526,593
5,591,126	Series 2020-3, Class A2, 0.350%, 7/17/2023[2]	5,593,911
1,658,934	Series 2018-4, Class A3, 3.210%, 10/16/2023[2]	1,683,646
4,000,000	Series 2021-1, Class A2, 0.230%, 11/16/2023[2]	4,001,660
6,000,000	GM Financial Leasing Trust Series 2021-1, Class A2, 0.170%, 4/20/2023[2]	5,995,974
	GoldenTree Loan Management U.S. CLO Ltd.
4,000,000	Series 2017-1A, Class AR, 1.174% (3-Month USD Libor+95 basis points), 4/20/2029[2,3,7]	4,000,594
2,000,000	Series 2017-1X, Class E, 4.774% (3-Month USD Libor+455 basis points), 4/20/2029[2,3]	2,002,455
2,250,000	Series 2019-4A, Class C, 2.918% (3-Month USD Libor+270 basis points), 4/24/2031[2,3,7]	2,253,692
1,900,000	Greenwood Park CLO Ltd. Series 2018-1A, Class D, 2.741% (3-Month USD Libor+250 basis points), 4/15/2031[2,3,7]	1,855,605

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Grippen Park CLO Ltd.
$2,000,000	Series 2017-1A, Class A, 1.484% (3-Month USD Libor+126 basis points), 1/20/2030[2,3,7]	$2,004,448
750,000	Series 2017-1A, Class C, 2.524% (3-Month USD Libor+230 basis points), 1/20/2030[2,3,7]	750,502
2,500,000	Harley-Davidson Motorcycle Trust Series 2021-A, Class A2, 0.220%, 4/15/2024[2]	2,499,705
	Highbridge Loan Management Ltd.
1,500,000	Series 7A-2015, Class DR, 2.594% (3-Month USD Libor+240 basis points), 3/15/2027[2,3,7]	1,470,267
1,000,000	Series 5A-2015, Class DRR, 3.391% (3-Month USD Libor+315 basis points), 10/15/2030[2,3,7]	943,879
750,000	Series 5A-2015, Class ERR, 6.241% (3-Month USD Libor+600 basis points), 10/15/2030[2,3,7]	695,724
600,000	Home Partners of America Trust Series 2017-1, Class C, 1.658% (1-Month USD Libor+155 basis points), 7/17/2034[3,7]	600,624
	Honda Auto Receivables Owner Trust
4,661,857	Series 2020-1, Class A2, 1.630%, 10/21/2022[2]	4,687,455
890,590	Series 2020-2, Class A2, 0.740%, 11/15/2022[2]	892,196
679,236	Series 2019-1, Class A3, 2.830%, 3/20/2023[2]	689,593
3,220,000	Series 2019-3, Class A3, 1.780%, 8/15/2023[2]	3,260,601
	HPS Loan Management Ltd.
1,250,000	Series 13A-18, Class D, 3.241% (3-Month USD Libor+300 basis points), 10/15/2030[2,3,7]	1,206,214
1,000,000	Series 6A-2015, Class CR, 2.695% (3-Month USD Libor+250 basis points), 2/5/2031[2,3,7]	937,035
500,000	Series 15A-19, Class E, 6.822% (3-Month USD Libor+660 basis points), 7/22/2032[2,3,7]	490,070
2,500,000	Series 14A-19, Class ER, 6.332% (3-Month USD Libor+615 basis points), 1/25/2034[2,3,7]	2,411,717
	Hyundai Auto Lease Securitization Trust
1,460,189	Series 2020-A, Class A2, 1.900%, 5/16/2022[2,7]	1,464,214
3,550,000	Series 2019-B, Class A4, 2.030%, 6/15/2023[2,7]	3,594,627
6,500,000	Series 2019-B, Class B, 2.130%, 11/15/2023[2,7]	6,591,572
4,178,229	Jackson Mill CLO Ltd. Series 2015-1A, Class AR, 1.071% (3-Month USD Libor+83 basis points), 4/15/2027[2,3,7]	4,178,809
	John Deere Owner Trust
2,652,136	Series 2018-B, Class A3, 3.080%, 11/15/2022[2]	2,671,635
1,033,412	Series 2020-B, Class A2, 0.410%, 3/15/2023[2]	1,034,030

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$3,000,000	Kayne CLO Ltd. Series 2020-8A, Class A1, 1.941% (3-Month USD Libor+170 basis points), 7/15/2031[2,3,7]	$3,009,597
	Madison Park Funding Ltd.
825,000	Series 2015-19A, Class CR, 2.372% (3-Month USD Libor+215 basis points), 1/22/2028[2,3,7]	803,279
2,000,000	Series 2015-19A, Class DR, 4.572% (3-Month USD Libor+435 basis points), 1/22/2028[2,3,7]	1,923,602
1,875,000	Series 2019-35A, Class D, 3.824% (3-Month USD Libor+360 basis points), 4/20/2031[2,3,7]	1,875,677
500,000	Series 2019-37A, Class D, 3.741% (3-Month USD Libor+350 basis points), 7/15/2032[2,3,7]	500,710
2,800,000	Series 2019-36A, Class D, 3.991% (3-Month USD Libor+375 basis points), 1/15/2033[2,3,7]	2,814,000
	Magnetite Ltd.
1,250,000	Series 2015-16A, Class DR, 2.373% (3-Month USD Libor+215 basis points), 1/18/2028[2,3,7]	1,228,587
1,500,000	Series 2020-26A, Class D, 4.801% (3-Month USD Libor+456 basis points), 7/15/2030[2,3,7]	1,510,599
1,000,000	Series 2019-22A, Class E, 6.991% (3-Month USD Libor+675 basis points), 4/15/2031[2,3,7]	1,002,047
750,000	Series 2020-28A, Class E, 7.297% (3-Month USD Libor+708 basis points), 10/25/2031[2,3,7]	755,030
1,000,000	Series 2019-24A, Class E, 7.191% (3-Month USD Libor+695 basis points), 1/15/2033[2,3,7]	1,001,770
2,000,000	Mariner CLO LLC Series 2016-3A, Class DR2, 3.118% (3-Month USD Libor+290 basis points), 7/23/2029[2,3,7]	1,951,122
2,150,000	MidOcean Credit CLO Series 2016-6A, Class DR, 3.974% (3-Month USD Libor+375 basis points), 1/20/2029[2,3,7]	2,150,122
	MMAF Equipment Finance LLC
1,300,000	Series 2020-BA, Class A2, 0.380%, 8/14/2023[2,7]	1,301,283
1,927,455	Series 2020-A, Class A2, 0.740%, 4/9/2024[2,7]	1,935,404
	Mountain View CLO Ltd.
500,000	Series 2015-10A, Class CR, 2.075% (3-Month USD Libor+185 basis points), 10/13/2027[2,3,7]	500,203
1,175,000	Series 2019-2A, Class D, 4.611% (3-Month USD Libor+437 basis points), 1/15/2033[2,3,7]	1,179,939
	Nationstar HECM Loan Trust
382,468	Series 2019-1A, Class A, 2.651%, 6/25/2029[2,7,8]	383,555
1,038,818	Series 2019-2A, Class A, 2.272%, 11/25/2029[2,7,8]	1,041,752

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Neuberger Berman Loan Advisers CLO Ltd.
$1,750,000	Series 2018-27A, Class D, 2.841% (3-Month USD Libor+260 basis points), 1/15/2030[2,3,7]	$1,717,272
2,000,000	Series 2020-38A, Class E, 7.724% (3-Month USD Libor+750 basis points), 10/20/2032[2,3,7]	2,023,509
1,250,000	Series 2019-35A, Class D, 3.923% (3-Month USD Libor+370 basis points), 1/19/2033[2,3,7]	1,255,029
1,900,000	Series 2019-34A, Class D, 4.424% (3-Month USD Libor+420 basis points), 1/20/2033[2,3,7]	1,915,246
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 3.000% (3-Month EUR Libor+300 basis points), 4/17/2034[2,3]	1,172,745
920,842	New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1, 2.492%, 9/25/2059[2,7,8]	936,973
1,000,000	Newark BSL CLO Ltd. Series 2016-1A, Class CR, 3.213% (3-Month USD Libor+300 basis points), 12/21/2029[2,3,7]	976,326
	Nissan Auto Lease Trust
1,855,212	Series 2020-A, Class A2A, 1.800%, 5/16/2022[2]	1,858,618
4,685,000	Series 2020-A, Class A3, 1.840%, 1/17/2023[2]	4,735,228
33,836	Nissan Auto Receivables Owner Trust Series 2017-C, Class A3, 2.120%, 4/18/2022[2]	33,859
1,115,000	Oak Hill Credit Partners Ltd. Series 2014-10RA, Class F, 8.523% (3-Month USD Libor+830 basis points), 12/12/2030[2,3,7]	1,118,610
	OBX Trust
2,111,025	Series 2018-EXP1, Class 2A1, 0.959% (1-Month USD Libor+85 basis points), 4/25/2048[2,3,7]	2,131,706
1,804,847	Series 2020-INV1, Class A11, 1.009% (1-Month USD Libor+90 basis points), 12/25/2049[2,3,7]	1,806,597
363,946	Series 2019-EXP1, Class 2A1A, 1.059% (1-Month USD Libor+95 basis points), 1/25/2059[2,3,7]	364,873
319,945	Series 2019-EXP2, Class 2A1A, 1.009% (1-Month USD Libor+90 basis points), 6/25/2059[2,3,7]	321,577
7,500,000	Series 2019-EXP2, Class 2A1B, 1.009% (1-Month USD Libor+90 basis points), 6/25/2059[2,3,7]	7,543,132
	Octagon Investment Partners Ltd.
1,500,000	Series 2017-1A, Class C, 2.491% (3-Month USD Libor+225 basis points), 7/15/2029[2,3,7]	1,500,607
1,250,000	Series 2019-1A, Class D, 3.874% (3-Month USD Libor+365 basis points), 7/20/2032[2,3,7]	1,252,670

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$750,000	Series 2020-2A, Class D, 4.841% (3-Month USD Libor+460 basis points), 7/15/2033[2,3,7]	$754,151
	OHA Credit Funding Ltd.
1,000,000	Series 2019-2A, Class E, 5.724% (3-Month USD Libor+550 basis points), 4/21/2031[2,3,7]	1,000,716
1,750,000	Series 2019-4A, Class D, 3.972% (3-Month USD Libor+375 basis points), 10/22/2032[2,3,7]	1,756,541
750,000	OHA Credit Partners Ltd. Series 2015-11A, Class DR, 3.174% (3-Month USD Libor+295 basis points), 1/20/2032[2,3,7]	736,817
144,594	Oscar U.S. Funding LLC Series 2019-2A, Class A2, 2.490%, 8/10/2022[2,7]	144,955
2,500,000	OZLM Funding III Ltd. Series 2013-3A, Class CR, 4.472% (3-Month USD Libor+425 basis points), 1/22/2029[2,3,7]	2,502,500
1,000,000	PPM CLO 3 Ltd. Series 2019-3A, Class ER, 6.811% (3-Month USD Libor+661 basis points), 4/17/2034[2,3,7]	986,857
1,500,000	Regatta Funding LP Series 2013-2A, Class A1R3, 0.949% (3-Month USD Libor+85 basis points), 1/15/2029[2,3,7]	1,500,145
1,525,000	Regatta Funding Ltd. Series 2019-2A, Class D, 4.141% (3-Month USD Libor+390 basis points), 1/15/2033[2,3,7]	1,537,580
	Rockford Tower CLO Ltd.
3,300,000	Series 2017-1A, Class E, 5.641% (3-Month USD Libor+540 basis points), 4/15/2029[2,3,7]	3,303,984
2,000,000	Series 2018-1A, Class A, 1.282% (3-Month USD Libor+110 basis points), 5/20/2031[2,3,7]	2,005,395
2,000,000	Series 2020-1A, Class D, 4.000% (3-Month USD Libor+375 basis points), 1/20/2032[2,3,7]	2,010,540
2,000,000	Series 2020-1A, Class E, 7.150% (3-Month USD Libor+690 basis points), 1/20/2032[2,3,7]	2,000,004
3,000,000	Symphony CLO Ltd. Series 2018-20A, Class DR, 3.973% (3-Month USD Libor+375 basis points), 1/16/2032[2,3,7]	3,016,129
1,000,000	TCI-Flatiron Clo Ltd. Series 2018-1A, Class ER, 6.294% (3-Month USD Libor+615 basis points), 1/29/2032[2,3,7]	988,002
	Tesla Auto Lease Trust
1,284,393	Series 2019-A, Class A2, 2.130%, 4/20/2022[2,7]	1,292,801
2,069,120	Series 2020-A, Class A2, 0.550%, 5/22/2023[2,7]	2,072,333

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$5,000,000	THL Credit Wind River CLO Ltd. Series 2017-1A, Class AR, 1.363% (3-Month USD Libor+114 basis points), 4/18/2029[2,3,7]	$5,001,025
	TICP CLO Ltd.
750,000	Series 2016-5A, Class ER, 5.973% (3-Month USD Libor+575 basis points), 7/17/2031[2,3,7]	731,248
1,250,000	Series 2020-15A, Class A, 1.504% (3-Month USD Libor+128 basis points), 4/20/2033[2,3,7]	1,253,428
1,000,000	Upland CLO Ltd. Series 2016-1A, Class CR, 3.124% (3-Month USD Libor+290 basis points), 4/20/2031[2,3,7]	983,913
	VERDE CLO Ltd.
1,000,000	Series 2019-1A, Class D, 4.041% (3-Month USD Libor+380 basis points), 4/15/2032[2,3,7]	1,001,238
1,500,000	Series 2019-1A, Class E, 7.141% (3-Month USD Libor+690 basis points), 4/15/2032[2,3,7]	1,501,500
	Volkswagen Auto Loan Enhanced Trust
2,703,607	Series 2018-1, Class A3, 3.020%, 11/21/2022[2]	2,728,894
1,692,078	Series 2020-1, Class A2A, 0.930%, 12/20/2022[2]	1,695,294
	VOYA CLO
1,750,000	Series 2017-2A, Class A1R, 0.000% (3-Month USD Libor+98 basis points), 6/7/2030[2,3,7]	1,750,000
620,000	Series 2017-2A, Class A1, 1.451% (3-Month USD Libor+121 basis points), 6/7/2030[2,3,7]	620,251
	Voya CLO Ltd.
3,675,000	Series 2015-1A, Class A1R, 1.123% (3-Month USD Libor+90 basis points), 1/18/2029[2,3,7]	3,675,000
2,000,000	Series 2015-1A, Class CR, 2.573% (3-Month USD Libor+235 basis points), 1/18/2029[2,3,7]	1,888,587
4,180,000	Series 2017-3A, Class A1A, 1.454% (3-Month USD Libor+123 basis points), 7/20/2030[2,3,7]	4,181,033
1,000,000	Series 2013-1A, Class CR, 3.191% (3-Month USD Libor+295 basis points), 10/15/2030[2,3,7]	945,872
500,000	Series 2016-1A, Class DR, 5.474% (3-Month USD Libor+525 basis points), 1/20/2031[2,3,7]	453,259
1,000,000	Series 2013-2A, Class CR, 2.968% (3-Month USD Libor+275 basis points), 4/25/2031[2,3,7]	958,741
675,000	Series 2018-2A, Class E, 5.491% (3-Month USD Libor+525 basis points), 7/15/2031[2,3,7]	623,399
2,000,000	Series 2020-2A, Class E, 8.073% (3-Month USD Libor+785 basis points), 7/19/2031[2,3,7]	2,021,126

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	Series 2018-3A, Class A1A, 1.391% (3-Month USD Libor+115 basis points), 10/15/2031[2,3,7]	$1,000,941
950,000	Series 2020-3A, Class E, 6.476% (3-Month USD Libor+628 basis points), 10/20/2031[2,3,7]	954,392
1,000,000	Series 2018-4A, Class D, 3.841% (3-Month USD Libor+360 basis points), 1/15/2032[2,3,7]	1,005,940
1,000,000	Series 2018-4A, Class E, 6.541% (3-Month USD Libor+630 basis points), 1/15/2032[2,3,7]	980,072
1,000,000	Series 2019-4A, Class E, 7.721% (3-Month USD Libor+748 basis points), 1/15/2033[2,3,7]	1,008,622
1,500,000	Voya Euro CLO Series 2X, Class E, 5.900% (3-Month EUR Libor+590 basis points), 7/15/2032[2,3]	1,746,119
179,458	West CLO Ltd. Series 2014-2A, Class A1BR, 2.724%, 1/16/2027[2,7]	179,732
1,000,000	Westcott Park CLO Ltd. Series 2016-1A, Class ER, 6.624% (3-Month USD Libor+640 basis points), 7/20/2028[2,3,7]	993,131
	World Omni Auto Receivables Trust
272,894	Series 2017-A, Class A3, 1.930%, 9/15/2022[2]	273,213
2,031,060	Series 2020-A, Class A2, 1.710%, 11/15/2022[2]	2,045,690
	World Omni Automobile Lease Securitization Trust
449,329	Series 2019-B, Class A2A, 2.050%, 7/15/2022[2]	450,907
3,750,000	Series 2018-B, Class A4, 3.300%, 3/15/2024[2]	3,758,835
	York CLO Ltd.
2,375,000	Series 2016-1A, Class AR, 1.474% (3-Month USD Libor+125 basis points), 10/20/2029[2,3,7]	2,378,261
1,250,000	Series 2016-1A, Class DR, 3.824% (3-Month USD Libor+360 basis points), 10/20/2029[2,3,7]	1,239,313
2,000,000	Series 2018-1A, Class D, 3.572% (3-Month USD Libor+335 basis points), 10/22/2031[2,3,7]	2,002,472
1,875,000	Series 2019-1A, Class A1, 1.572% (3-Month USD Libor+135 basis points), 7/22/2032[2,3,7]	1,878,817
	Total Asset-Backed Securities
	(Cost $347,950,163)	351,574,597
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.1%
1,000,000	AIMCO CLO Series Series 2015-AA, Class ER, 5.441% (3-Month USD Libor+520 basis points), 1/15/2028[2,3,7]	978,280

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,750,000	Alen 2021-ACEN Mortgage Trust Series 2021-ACEN, Class A, 1.256% (1-Month USD Libor+115 basis points), 4/15/2034[3,7]	$1,753,733
2,925,000	BAMLL Trust Series 2011-FSHN, Class D, 5.615%, 7/11/2033[7]	2,908,026
	BBCMS Mortgage Trust
2,550,000	Series 2019-BWAY, Class A, 1.062% (1-Month USD Libor+95.6 basis points), 11/15/2034[3,7]	2,543,730
800,000	Series 2019-BWAY, Class D, 2.266% (1-Month USD Libor+216 basis points), 11/15/2034[3,7]	790,293
1,548,000	Series 2018-TALL, Class A, 0.828% (1-Month USD Libor+72.2 basis points), 3/15/2037[3,7]	1,534,652
1,000,000	Series 2018-TALL, Class B, 1.077% (1-Month USD Libor+97.1 basis points), 3/15/2037[3,7]	984,192
3,500,000	BX Commercial Mortgage Trust Series 2019-IMC, Class A, 1.106% (1-Month USD Libor+100 basis points), 4/15/2034[3,7]	3,490,606
	Citigroup Commercial Mortgage Trust
1,200,000	Series 2018-TBR, Class A, 0.936% (1-Month USD Libor+83 basis points), 12/15/2036[2,3,7]	1,197,134
2,000,000	Series 2019-SST2, Class A, 1.026% (1-Month USD Libor+92 basis points), 12/15/2036[2,3,7]	2,002,624
750,000	Series 2018-TBR, Class B, 1.256% (1-Month USD Libor+115 basis points), 12/15/2036[2,3,7]	746,509
1,194,685	COMM Series 2013-GAM, Class A2, 3.367%, 2/10/2028[2,7]	1,186,654
	CORE Mortgage Trust
1,432,728	Series 2019-CORE, Class A, 0.986% (1-Month USD Libor+88 basis points), 12/15/2031[3,7]	1,434,076
1,061,280	Series 2019-CORE, Class B, 1.206% (1-Month USD Libor+110 basis points), 12/15/2031[3,7]	1,062,542
	CSMC
750,000	Series 2020-FACT, Class B, 2.106% (1-Month USD Libor+200 basis points), 10/15/2037[3,7]	757,171
1,495,000	Series 2017-TIME, Class B, 3.653%, 11/13/2039[7,8]	1,217,791
2,883,457	DBUBS Mortgage Trust Series 2011-LC3A, Class PM1, 4.452%, 5/10/2044[2,7]	2,879,844
861,356	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 0.658%, 5/28/2035[2,8]	829,466
49,810	FDIC Guaranteed Notes Trust Series 2010-S2, Class 2A, 2.570%, 7/29/2047[2,7]	50,105

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	Great Wolf Trust
$2,500,000	Series 2019-WOLF, Class B, 1.440% (1-Month USD Libor+133.4 basis points), 12/15/2036[3,7]	$2,488,730
1,250,000	Series 2019-WOLF, Class C, 1.739% (1-Month USD Libor+163.3 basis points), 12/15/2036[3,7]	1,239,975
	Hilton Orlando Trust
2,983,000	Series 2018-ORL, Class A, 1.026% (1-Month USD Libor+92 basis points), 12/15/2034[3,7]	2,985,879
605,000	Series 2018-ORL, Class B, 1.306% (1-Month USD Libor+120 basis points), 12/15/2034[3,7]	605,162
55,849	Mellon Residential Funding Series 1999-TBC3, Class A2, 2.610%, 10/20/2029[2,8]	56,590
1,275,000	Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A, 2.200%, 9/13/2031[7]	1,276,045
	U.S. USDC
1,500,000	Series 2018-USDC, Class D, 4.493%, 5/13/2038[7,8]	1,381,926
850,000	Series 2018-USDC, Class E, 4.493%, 5/13/2038[7,8]	734,213
500,000	UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class B, 3.718%, 12/10/2045[2,7,8]	515,393
1,985,000	West Town Mall Trust Series 2017-KNOX, Class A, 3.823%, 7/5/2030[7]	1,992,886
	Total Commercial Mortgage-Backed Securities
	(Cost $41,418,588)	41,624,227
	CORPORATE — 25.7%
	BASIC MATERIALS — 1.8%
800,000	Clearwater Paper Corp. 4.750%, 8/15/2028[2,7]	807,500
1,640,000	DuPont de Nemours, Inc. 4.205%, 11/15/2023[2]	1,781,956
3,540,000	Georgia-Pacific LLC 0.625%, 5/15/2024[7]	3,525,511
500,000	H.B. Fuller Co. 4.250%, 10/15/2028[2]	508,967
750,000	Huntsman International LLC 4.500%, 5/1/2029[2]	831,494
1,000,000	Kraton Polymers LLC / Kraton Polymers Capital Corp. 4.250%, 12/15/2025[2,7]	1,005,000
	Methanex Corp.
340,000	4.250%, 12/1/2024[2,6]	354,875
1,000,000	5.250%, 12/15/2029[2,6]	1,033,310

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	BASIC MATERIALS (Continued)
$500,000	NOVA Chemicals Corp. 5.250%, 6/1/2027[2,6,7]	$525,310
	Nucor Corp.
1,835,000	4.000%, 8/1/2023[2]	1,962,821
1,370,000	2.700%, 6/1/2030[2]	1,401,647
1,150,000	OCI N.V. 4.625%, 10/15/2025[2,6,7]	1,190,969
		14,929,360
	COMMUNICATIONS — 2.0%
1,250,000	Arches Buyer, Inc. 4.250%, 6/1/2028[2,7]	1,250,094
3,109,000	Cox Communications, Inc. 3.250%, 12/15/2022[7]	3,251,374
3,000,000	E*TRADE Financial Corp. 2.950%, 8/24/2022[2]	3,099,186
1,500,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.500%, 3/1/2029[2,7]	1,476,562
1,000,000	Gray Television, Inc. 4.750%, 10/15/2030[2,7]	993,125
700,000	Match Group, Inc. 4.625%, 6/1/2028[2,7]	716,544
1,000,000	Scripps Escrow II, Inc. 3.875%, 1/15/2029[2,7]	984,375
2,000,000	T-Mobile USA, Inc. 2.625%, 2/15/2029[2]	1,944,580
	Verizon Communications, Inc.
565,000	0.750%, 3/22/2024	565,786
305,000	2.100%, 3/22/2028[2]	306,471
305,000	2.550%, 3/21/2031[2]	304,990
500,000	ViaSat, Inc. 6.500%, 7/15/2028[2,7]	527,303
503,000	Virgin Media Secured Finance PLC 5.500%, 5/15/2029[2,6,7]	534,609
		15,954,999
	CONSUMER, CYCLICAL — 4.1%
711,000	7-Eleven, Inc. 0.800%, 2/10/2024[2,7]	708,949
215,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.750%, 4/20/2029[6,7]	228,954

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
$810,000	American Honda Finance Corp. 0.650%, 9/8/2023	$811,891
2,875,000	Aptiv Corp. 4.150%, 3/15/2024[2]	3,138,215
	BMW U.S. Capital LLC
1,324,000	2.250%, 9/15/2023[2,7]	1,372,860
500,000	0.800%, 4/1/2024[7]	500,250
950,000	3.150%, 4/18/2024[2,7]	1,015,065
	Daimler Finance North America LLC
700,000	2.550%, 8/15/2022[7]	717,847
2,550,000	2.125%, 3/10/2025[7]	2,626,658
1,000,000	Dana, Inc. 5.625%, 6/15/2028[2]	1,071,635
1,000,000	Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.750%, 10/20/2028[6,7]	1,088,273
215,000	H&E Equipment Services, Inc. 3.875%, 12/15/2028[2,7]	209,356
800,000	Harley-Davidson Financial Services, Inc. 3.350%, 6/8/2025[2,7]	839,013
580,000	Hyundai Capital America 1.174% (3-Month USD Libor+94 basis points), 7/8/2021[3,7]	580,664
1,000,000	International Game Technology PLC 5.250%, 1/15/2029[2,6,7]	1,044,605
1,000,000	Lions Gate Capital Holdings LLC 6.375%, 2/1/2024[2,7]	1,031,880
620,000	Michaels Stores, Inc. 4.750%, 10/1/2027[2,7]	675,180
750,000	Nissan Motor Co., Ltd. 4.345%, 9/17/2027[2,6,7]	816,318
1,000,000	Nordstrom, Inc. 8.750%, 5/15/2025[2,7]	1,133,015
110,000	PACCAR Financial Corp. 2.650%, 4/6/2023	115,256
2,650,000	Ross Stores, Inc. 4.700%, 4/15/2027[2]	3,019,964
	Sally Holdings LLC / Sally Capital, Inc.
180,000	8.750%, 4/30/2025[2,7]	200,700
770,000	5.625%, 12/1/2025[2]	795,217
1,000,000	Shea Homes LP / Shea Homes Funding Corp. 4.750%, 4/1/2029[2,7]	1,014,000

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
$90,000	Taylor Morrison Communities, Inc. 5.125%, 8/1/2030[2,7]	$95,794
2,026,000	Toyota Motor Credit Corp. 2.250%, 10/18/2023	2,115,723
750,000	Tri Pointe Group, Inc. 5.250%, 6/1/2027[2]	805,170
1,000,000	Vail Resorts, Inc. 6.250%, 5/15/2025[2,7]	1,067,500
770,000	VF Corp. 2.400%, 4/23/2025[2]	803,200
	Volkswagen Group of America Finance LLC
2,045,000	2.700%, 9/26/2022[7]	2,112,356
300,000	0.750%, 11/23/2022[7]	300,929
300,000	0.875%, 11/22/2023[7]	301,358
	Wyndham Hotels & Resorts, Inc.
750,000	5.375%, 4/15/2026[2,7]	768,281
250,000	4.375%, 8/15/2028[2,7]	253,344
325,000	Yum! Brands, Inc. 4.625%, 1/31/2032[2]	332,111
		33,711,531
	CONSUMER, NON-CYCLICAL — 5.1%
2,872,000	AbbVie, Inc. 2.300%, 11/21/2022	2,955,989
1,000,000	Acadia Healthcare Co., Inc. 5.000%, 4/15/2029[2,7]	1,040,220
1,000,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 5.875%, 2/15/2028[2,7]	1,067,940
	Bayer U.S. Finance II LLC
4,000,000	3.500%, 6/25/2021[2,7]	4,017,688
640,000	3.375%, 7/15/2024[2,7]	685,809
2,000,000	Block Financial LLC 3.875%, 8/15/2030[2]	2,065,178
290,000	Bristol-Myers Squibb Co. 0.750%, 11/13/2025[2]	285,791
2,600,000	Campbell Soup Co. 3.300%, 3/19/2025[2]	2,798,398
335,000	Centene Corp. 3.000%, 10/15/2030[2]	334,863
	Danone S.A.
1,000,000	2.077%, 11/2/2021[2,6,7]	1,008,932

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$3,420,000	2.589%, 11/2/2023[2,6,7]	$3,571,236
1,900,000	Heineken N.V. 2.750%, 4/1/2023[6,7]	1,980,715
1,985,000	Humana, Inc. 4.500%, 4/1/2025[2]	2,231,207
2,161,000	IHS Markit Ltd. 5.000%, 11/1/2022[2,6,7]	2,279,686
500,000	IQVIA, Inc. 2.250%, 3/15/2029[2]	586,785
	Johnson & Johnson
345,000	0.550%, 9/1/2025[2]	342,370
690,000	0.950%, 9/1/2027[2]	671,229
	Laboratory Corp. of America Holdings
1,473,000	3.200%, 2/1/2022	1,507,389
690,000	3.250%, 9/1/2024[2]	739,906
3,000,000	Mondelez International Holdings Netherlands B.V. 2.000%, 10/28/2021[2,6,7]	3,024,546
1,495,000	Perrigo Finance Unlimited Co. 3.150%, 6/15/2030[2,6]	1,469,702
2,000,000	Stryker Corp. 1.150%, 6/15/2025[2]	1,998,594
1,000,000	TreeHouse Foods, Inc. 4.000%, 9/1/2028[2]	1,008,945
1,395,000	Universal Health Services, Inc. 2.650%, 10/15/2030[2,7]	1,349,509
2,450,000	Zimmer Biomet Holdings, Inc. 3.550%, 4/1/2025[2]	2,655,898
		41,678,525
	ENERGY — 1.5%
130,000	Cheniere Energy, Inc. 4.625%, 10/15/2028[2,7]	135,173
400,000	Enable Midstream Partners LP 4.950%, 5/15/2028[2]	441,334
2,000,000	Energy Transfer Partners LP / Regency Energy Finance Corp. 5.000%, 10/1/2022[2]	2,101,450
3,000,000	Enterprise Products Operating LLC 3.500%, 2/1/2022	3,077,415
345,000	MPLX LP 1.750%, 3/1/2026[2]	345,765

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
	Phillips 66
$2,565,000	0.900%, 2/15/2024[2]	$2,566,057
290,000	1.300%, 2/15/2026[2]	287,031
3,000,000	Valero Energy Corp. 1.200%, 3/15/2024	3,011,211
		11,965,436
	FINANCIAL — 3.6%
1,490,000	Affiliated Managers Group, Inc. 3.300%, 6/15/2030[2]	1,549,964
3,500,000	American International Group, Inc. 4.875%, 6/1/2022	3,676,099
1,450,000	Citizens Bank N.A. 2.550%, 5/13/2021[2]	1,450,684
	Compass Group Diversified Holdings LLC
840,000	8.000%, 5/1/2026[2,7]	879,144
215,000	5.250%, 4/15/2029[2,7]	225,681
3,500,000	Eaton Vance Corp. 3.625%, 6/15/2023	3,736,030
	GLP Capital LP / GLP Financing II, Inc.
1,500,000	5.300%, 1/15/2029[2]	1,685,783
346,000	4.000%, 1/15/2030[2]	360,575
1,500,000	Goldman Sachs Group, Inc. 5.750%, 1/24/2022	1,565,556
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
1,000,000	6.250%, 5/15/2026[2]	1,049,840
665,000	4.375%, 2/1/2029[2,7]	650,676
175,000	Iron Mountain, Inc. 5.000%, 7/15/2028[2,7]	179,158
1,000,000	JPMorgan Chase & Co. 3.875%, 9/10/2024	1,096,836
3,950,000	Mitsubishi UFJ Financial Group, Inc. 2.998%, 2/22/2022[6]	4,042,260
1,500,000	MPT Operating Partnership LP / MPT Finance Corp. 4.625%, 8/1/2029[2]	1,580,625
3,400,000	Toronto-Dominion Bank 1.150%, 6/12/2025[6]	3,404,386
1,791,000	Wells Fargo & Co. 3.500%, 3/8/2022	1,844,986
		28,978,283

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL — 3.1%
$700,000	Berry Global, Inc. 4.500%, 2/15/2026[2,7]	$718,813
495,000	Builders FirstSource, Inc. 5.000%, 3/1/2030[2,7]	519,651
750,000	Clean Harbors, Inc. 4.875%, 7/15/2027[2,7]	792,517
2,425,000	CNH Industrial Capital LLC 3.875%, 10/15/2021	2,466,722
	FedEx Corp.
600,000	3.400%, 1/14/2022	614,119
2,850,000	3.800%, 5/15/2025[2]	3,135,419
1,500,000	Flex Ltd. 4.875%, 5/12/2030[2,6]	1,701,489
503,000	Hillenbrand, Inc. 5.750%, 6/15/2025[2]	537,896
1,201,000	L3Harris Technologies, Inc. 3.950%, 5/28/2024[2]	1,304,270
750,000	Owens-Brockway Glass Container, Inc. 6.625%, 5/13/2027[2,7]	816,750
2,850,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.375%, 2/1/2022[2,7]	2,902,984
580,000	Republic Services, Inc. 0.875%, 11/15/2025[2]	568,086
4,965,000	Schneider Electric S.E. 2.950%, 9/27/2022[6,7]	5,137,817
1,000,000	Standard Industries, Inc. 3.375%, 1/15/2031[2,7]	948,750
155,000	Stericycle, Inc. 3.875%, 1/15/2029[2,7]	153,256
	Summit Materials LLC / Summit Materials Finance Corp.
562,000	6.500%, 3/15/2027[2,7]	592,803
435,000	5.250%, 1/15/2029[2,7]	454,575
250,000	TTM Technologies, Inc. 4.000%, 3/1/2029[2,7]	247,188
1,000,000	Weekley Homes LLC / Weekley Finance Corp. 4.875%, 9/15/2028[2,7]	1,027,500
	WESCO Distribution, Inc.
135,000	7.125%, 6/15/2025[2,7]	147,801
180,000	7.250%, 6/15/2028[2,7]	201,204
		24,989,610

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY — 3.1%
$1,315,000	Analog Devices, Inc. 2.950%, 4/1/2025[2]	$1,398,804
1,500,000	Apple, Inc. 1.125%, 5/11/2025[2]	1,510,663
933,000	Booz Allen Hamilton, Inc. 3.875%, 9/1/2028[2,7]	939,648
250,000	Brunello Bidco S.p.A. 3.500%, 2/15/2028[2]	292,453
783,000	BY Crown Parent LLC / BY Bond Finance, Inc. 4.250%, 1/31/2026[2,7]	814,069
2,720,000	Cadence Design Systems, Inc. 4.375%, 10/15/2024[2]	3,020,769
	Hewlett Packard Enterprise Co.
200,000	1.450%, 4/1/2024[2]	203,365
2,950,000	4.650%, 10/1/2024[2]	3,295,716
	Infor, Inc.
270,000	1.450%, 7/15/2023[2,7]	273,505
270,000	1.750%, 7/15/2025[2,7]	273,171
1,500,000	Marvell Technology Group Ltd. 4.200%, 6/22/2023[2,6]	1,605,639
3,600,000	Microchip Technology, Inc. 2.670%, 9/1/2023[7]	3,751,348
1,000,000	NCR Corp. 5.000%, 10/1/2028[2,7]	1,011,875
3,540,000	Oracle Corp. 2.500%, 4/1/2025[2]	3,722,314
330,000	Playtika Holding Corp. 4.250%, 3/15/2029[2,7]	325,735
525,000	Qorvo, Inc. 4.375%, 10/15/2029[2]	561,346
1,000,000	Science Applications International Corp. 4.875%, 4/1/2028[2,7]	1,035,470
	Seagate HDD Cayman
160,000	3.125%, 7/15/2029[2,6,7]	154,832
645,000	3.375%, 7/15/2031[2,6,7]	620,941
	Twilio, Inc.
160,000	3.625%, 3/15/2029[2]	162,373
160,000	3.875%, 3/15/2031[2]	163,818
		25,137,854

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES — 1.4%
$3,500,000	Avangrid, Inc. 3.150%, 12/1/2024[2]	$3,765,268
2,090,000	Berkshire Hathaway Energy Co. 4.050%, 4/15/2025[2]	2,309,481
750,000	Calpine Corp. 4.500%, 2/15/2028[2,7]	757,425
2,880,000	Dominion Energy, Inc. 2.715%, 8/15/2021[10]	2,904,385
500,000	Duke Energy Corp. 1.800%, 9/1/2021[2]	502,470
1,000,000	NRG Energy, Inc. 5.750%, 1/15/2028[2]	1,064,375
250,000	Southern Power Co. 0.900%, 1/15/2026[2]	243,169
		11,546,573
	Total Corporate
	(Cost $207,562,950)	208,892,171
	U.S. GOVERNMENT — 8.5%
	United States Treasury Bill
25,000,000	0.082%, 4/8/2021	25,000,000
14,000,000	0.058%, 4/22/2021	13,999,958
30,000,000	0.026%, 5/27/2021	29,999,640
	Total U.S. Government
	(Cost $68,998,086)	68,999,598
	Total Bonds
	(Cost $665,929,787)	671,090,593
	COMMERCIAL PAPER — 7.2%
6,000,000	American Honda Finance 0.210%, 6/7/2021	5,997,528
4,000,000	Barclays Bank 0.250%, 4/1/2021	3,999,992
6,000,000	Canadian Tire Corp. 0.250%, 4/13/2021	5,999,670
6,000,000	Conagra Brands, Inc. 0.300%, 4/21/2021	5,998,134
4,600,000	Dominion Resources, Inc. 0.200%, 4/27/2021	4,599,411
3,650,000	Entergy Corp. 0.210%, 5/20/2021	3,648,792

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPER (Continued)
$6,000,000	Evergy Missouri West, Inc. 0.170%, 4/22/2021	$5,999,400
4,000,000	Eversource Energy 0.170%, 4/8/2021	3,999,896
6,750,000	General Motors Financial 0.400%, 5/26/2021	6,744,749
6,000,000	Hitachi Capital America Corp. 0.220%, 6/28/2021	5,996,382
4,200,000	Sherwin Williams Co. 0.260%, 4/19/2021	4,199,601
1,450,000	Waste Management, Inc. 0.300%, 7/6/2021	1,449,031
	Total Commercial Paper
	(Cost $58,634,662)	58,632,586

Number of Shares
	SHORT-TERM INVESTMENTS — 5.5%
8,891,163	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.01%[11]	8,891,163
35,795,428	Federated Treasury Obligations Fund - Institutional Class, 0.01%[11]	35,795,428
	Total Short-Term Investments
	(Cost $44,686,591)	44,686,591
	TOTAL INVESTMENTS — 102.7%
	(Cost $829,200,593)	834,812,522
	Liabilities in Excess of Other Assets — (2.7)%	(22,099,997)
	TOTAL NET ASSETS — 100.0%	$812,712,525

Principal Amount
	SECURITIES SOLD SHORT — (6.5)%
	BONDS — (6.5)%
	U.S. GOVERNMENT — (6.5)%
	United States Treasury Note
$(15,500,000)	1.250%, 8/31/2024	(15,905,960)
(10,350,000)	1.625%, 2/15/2026	(10,706,589)
(14,555,000)	0.625%, 3/31/2027	(14,075,427)
(170,000)	1.125%, 2/29/2028	(167,052)
(11,750,000)	1.500%, 2/15/2030	(11,608,177)

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	U.S. GOVERNMENT (Continued)
$(170,000)	1.125%, 2/15/2031	$(160,637)
	Total U.S. Government
	(Proceeds $53,431,014)	(52,623,842)
	Total Bonds
	(Proceeds $53,431,014)	(52,623,842)
	Total Securities Sold Short
	(Proceeds $53,431,014)	$(52,623,842)

[1]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[2]	Callable.
[3]	Floating rate security.
[4]	All or a portion of the loan is unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $383,291,900 which represents 47.16% of total net assets of the Fund.
[8]	Variable rate security.
[9]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.40% of Net Assets. The total value of these securities is $3,250,000.
[10]	Step rate security.
[11]	The rate is the annualized seven-day yield at period end.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	March 31, 2021	(Depreciation)
(100)	U.S. 10 Year Treasury Note	June 2021	$(13,250,000)	$(13,093,750)	$156,250

TOTAL FUTURES CONTRACTS			$(13,250,000)	$(13,093,750)	$156,250

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAP CONTRACTS

		Pay/(b)
		Receive				Premium	Unrealized
Counterparty/	Rating(a)	Fixed	Fixed Rate/	Expiration	Notional	Paid	Appreciation/
Reference Entity	(S&P)	Rate	Frequency	Date	Amount	(Received)	(Depreciation)	Value
J.P. Morgan
Markit CDX NA High Yield
CDSI Series 35 Index	B+	Receive	5%/Quarterly	12/20/25	$7,500,000	$1,122,000	$(13,733)	$1,108,267
Markit CMBX Investment Grade
CDSI Series 6 Index	BBB-	Receive	3%/Quarterly	5/11/63	2,000,000	(482,500)	(56,110)	(538,610)
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$639,500	$(69,843)	$569,657

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at March 31, 2021.
(b)	If Palmer Square Income Plus Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Income Plus Fund is receiving a fixed rate, Palmer Square Income Plus Fund acts as guarantor of the variable instrument.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

			Currency	Value At		Unrealized
		Currency	Amount	Settlement	Value At	Appreciation
Sale Contracts	Counterparty	Exchange	Sold	Date	March 31, 2021	(Depreciation)
Euro	JP Morgan	EUR per USD	(6,900,000)	$(8,313,946)	$(8,163,521)	$150,425
				(8,313,946)	(8,163,521)	150,425
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(8,313,946)	$(8,163,521)	$150,425

EUR – Euro